Segmented and geographic information, and major customers (Statements of Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Revenue	$ 44,804	$ 27,883
Cost of sales	(84,547)	(31,239)
Depletion and amortization	(15,795)	(7,973)
Care and maintenance costs	(12,733)	(5,947)
Corporate general and administrative	(10,267)	(9,134)
Transaction costs		(23)
Exploration costs	(3,875)	(4,639)
Accretion on decommissioning provision	(203)	(166)
Interest and financing income (expense)	(4,870)	(253)
Foreign exchange gain	391	546
Gain on disposal of assets		37
Impairment to property, plant and equipment	(55,979)
Loss on metals contract liability	(20,780)
Other gain (loss) on derivatives	1,668	(160)
Loss before income taxes	(162,186)	(31,068)
Income tax recovery	1,610	1,002
Net loss for the year	(160,576)	(30,066)
Cosala Operations [Member]
Disclosure of operating segments [line items]
Revenue	5,491	1,424
Cost of sales	(3,605)	(1,816)
Depletion and amortization	(1,657)	(2,224)
Care and maintenance costs	(7,309)	(5,501)
Corporate general and administrative
Transaction costs
Exploration costs	(58)	(379)
Accretion on decommissioning provision	(125)	(106)
Interest and financing income (expense)	(186)	(243)
Foreign exchange gain	184	189
Gain on disposal of assets
Impairment to property, plant and equipment	(356)
Loss on metals contract liability
Other gain (loss) on derivatives
Loss before income taxes	(7,621)	(8,656)
Income tax recovery	(98)	470
Net loss for the year	(7,719)	(8,186)
Galena Complex [Member]
Disclosure of operating segments [line items]
Revenue	34,915	26,459
Cost of sales	(31,367)	(29,423)
Depletion and amortization	(6,623)	(5,415)
Care and maintenance costs	(997)	(446)
Corporate general and administrative
Transaction costs
Exploration costs	(3,181)	(3,697)
Accretion on decommissioning provision	(28)	(21)
Interest and financing income (expense)
Foreign exchange gain
Gain on disposal of assets		37
Impairment to property, plant and equipment
Loss on metals contract liability
Other gain (loss) on derivatives
Loss before income taxes	(7,281)	(12,506)
Income tax recovery	518	741
Net loss for the year	(6,763)	(11,765)
Relief Canyon [Member]
Disclosure of operating segments [line items]
Revenue	4,398
Cost of sales	(49,575)
Depletion and amortization	(7,355)	(194)
Care and maintenance costs	(4,427)
Corporate general and administrative
Transaction costs
Exploration costs	(636)	(563)
Accretion on decommissioning provision	(50)	(39)
Interest and financing income (expense)	(1,766)	84
Foreign exchange gain
Gain on disposal of assets
Impairment to property, plant and equipment	(55,623)
Loss on metals contract liability
Other gain (loss) on derivatives
Loss before income taxes	(115,034)	(712)
Income tax recovery
Net loss for the year	(115,034)	(712)
Corporate and Other [Member]
Disclosure of operating segments [line items]
Revenue
Cost of sales
Depletion and amortization	(160)	(140)
Care and maintenance costs
Corporate general and administrative	(10,267)	(9,134)
Transaction costs		(23)
Exploration costs
Accretion on decommissioning provision
Interest and financing income (expense)	(2,918)	(94)
Foreign exchange gain	207	357
Gain on disposal of assets
Impairment to property, plant and equipment
Loss on metals contract liability	(20,780)
Other gain (loss) on derivatives	1,668	(160)
Loss before income taxes	(32,250)	(9,194)
Income tax recovery	1,190	(209)
Net loss for the year	$ (31,060)	$ (9,403)